Significant Accounting Policies (Finite-Lived Intangibles Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross amount	$ 107,771	$ 107,439
Accumulated amortization	(72,876)	(61,742)
Customer Intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Gross amount	103,153	103,153
Accumulated amortization	(69,734)	(59,286)
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross amount	3,518	3,186
Accumulated amortization	(2,042)	(1,884)
Non-Compete Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated life	2 years
Gross amount	1,100	1,100
Accumulated amortization	$ (1,100)	$ (572)
Maximum [Member] | Customer Intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated life	15 years
Maximum [Member] | Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated life	15 years
Minimum [Member] | Customer Intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated life	3 years
Minimum [Member] | Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated life	6 months